Description of Business and Business Combination - Merger with ACE Convergence Acquisition Corp - Components of proceeds received from the Trust and PIPE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Description of Business and Business Combination
Cash-ACE Trust	$ 23,391
Cash-PIPE investment	3,500
Less: transaction costs and other payments(1)(2)	(8,187)
Net cash proceeds from Merger	18,704
Less: Earnout liability	(5,322)
Less: Warrants assumed	(1,122)
Less: Debt assumed - related party	(600)
Less: ACE transaction costs - unpaid	(7,342)
Merger and PIPE Financing	4,318
Repayment of related party loans	2,100
Repayment of deferred underwriting fees payable	600
Payment of transaction costs related to the Merger	4,500
Payment of commitment fee to secure an equity line of credit	1,000
Payments excluded from adjustments to proceeds from Trust and PIPE	3,300
Payment of fees to certain capital markets advisors	500
General and administrative	29,487	$ 16,376
ACE
Description of Business and Business Combination
Payment of transaction costs related to the Merger	500
Transaction costs that remained unpaid	7,300
Legacy Tempo
Description of Business and Business Combination
Transaction costs that remained unpaid	5,200	1,800
Payment of legal fees	1,400
General and administrative	$ 8,600	100
Deferred costs, included in other noncurrent assets		$ 1,900